Taxes - Summary of Tax Disputes by Joining States Amnesty Settlement Programs (Detail) $ in Millions	6 Months Ended
Jun. 30, 2018 USD ($)
Tax settlement [line items]
Debts	$ 211
Reduction Benefit	179
Amount to be paid, after benefit	$ 32
TONGA
Tax settlement [line items]
State Law /Decree n°	3.346/18
Benefit	Reduction of 90% of debts from fines and interest.
Debts	$ 5
Reduction Benefit	3
Amount to be paid, after benefit	$ 2
Rio Grande do Norte [member]
Tax settlement [line items]
State Law /Decree n°	10.341/18 27.679/18
Benefit	Reduction of 95% of fines, 80% of the interest and 50% of Vat tax forgiveness.
Debts	$ 206
Reduction Benefit	176
Amount to be paid, after benefit	$ 30